Common, subordinated and preferred units (Tables)	9 Months Ended
Sep. 30, 2020
Common, subordinated and preferred units
Schedule of movements in the number of units, subordinated units and preferred units

The following table shows the movements in the number of common units, subordinated units and preferred units from December 31, 2018 until September 30, 2020:

	Common	Common		8.75% Series A
	Units	Units	Subordinated	Preferred
(in units)	Public	Höegh LNG	Units	Units
December 31, 2018	17,944,701	2,101,438	13,156,060	6,129,070
June 4, 2019; Awards to non-employee directors as compensation for directors’ fees	8,944	—	—	—
July 16, 2019; Awards to non-employee directors as compensation for directors’ fees	2,236	—	—	—
August 16, 2019; Subordinated units converted to common units	—	13,156,060	(13,156,060)	—
Phantom units issued to CEO/CFO during 2019	19,745	—	—	—
ATM program (from January 1, 2019 to December 31, 2019)	53,160	—	—	496,520
December 31, 2019	18,028,786	15,257,498	—	6,625,590
September 4, 2020; Awards to non-employee directors as compensation for directors' fees	3,882	—	—	—
September 15, 2020; Awards to non-employee directors as compensation for directors' fees	7,764	—	—	—
ATM program (from January 1, 2020 to September 30, 2020)	—	—	—	93,792
September 30, 2020	18,040,432	15,257,498	—	6,719,382